UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                -------------

Check here if Amendment [_]; Amendment Number: _____
   This Amendment (Check only one.): [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SC Fundamental LLC
                  -------------------------------
Address:          747 Third Avenue
                  -------------------------------
                  27th Floor
                  -------------------------------
                  New York, NY  10017
                  -------------------------------

Form 13F File Number:  028-10393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Neil H. Koffler
                  -------------------------------
Title:            Member
                  -------------------------------
Phone:            (212)888-9100
                  -------------------------------

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler                 New York, NY          August 14, 2008
------------------------     -------------------------    ---------------
    [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              52
                                            ------------------

Form 13F Information Table Value Total:              $34,262
                                            ------------------
                                                (thousands)


List of Other Included Managers:

                                            NONE

                                                      SC FUNDAMENTAL LLC
                                                           FORM 13F
                                                FOR QUARTER ENDED June 30, 2008

                                                                                  ITEM 6:
                                                                           INVESTMENT DISCRETION
                                                                                     (b)                                ITEM 8:
                                                                                   Shares                               VOTING
                                                ITEM 4:      ITEM 5:                 as              ITEM 7:       AUTHORITY SHARES
                         ITEM 2:   ITEM 3:      Fair         Shares or             Define     (c)   Managers
       ITEM 1:          Title of   Cusip        Market       Principal     (a)       in      Shared    See         (a)    (b)    (c)
    Name of Issuer       Class     Number       Value        Amount        Sole    Instr.V   Other  Instr.V       Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ambase Corp.             Common    023164106       81,461    203,653 SH     203,653  --      --       --         203,653  --    --
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Anglogold Ashanti Ltd.   Sponsored
                          ADR      035128206      191,761      5,650 SH       5,650  --      --       --           5,650  --    --
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Berkeley Tech Inc.       Sponsored
                          ADR      08437M107      237,853    250,372 SH     250,372  --      --       --         250,372  --    --
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BFC Financial Corp       Common
                         - Class A 055384200       54,182     72,242 SH      72,242  --      --       --          72,242  --    --
------------------------------------------------------------------------------------------------------------------------------------
Bimini Capital Mgt       Common    090319104       30,425    112,684 SH     112,684  --      --       --         112,684  --    --
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Capital Southwest
 Corporation             Common    140501107    2,581,047     24,763 SH      24,763  --      --       --          24,763  --    --
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Captial Gold Corp        Common    14018Y106    1,359,422  2,091,418 SH   2,091,418  --      --       --       2,091,418  --    --
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Captial Gold Corp        Common    14018Y106       62,657    250,000 Warr-
                                                                     ants   250,000  --      --       --         250,000  --    --
------------------------------------------------------------------------------------------------------------------------------------
Centerline Holding Co.   Common    15188T108      348,165    208,482 SH     208,482  --      --       --         208,482  --    --
------------------------------------------------------------------------------------------------------------------------------------
CGX Energy Inc           Common    125405100      445,137    225,398 SH     225,398  --      --       --         225,398  --    --
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Chaus Bernard            Common    162510200       55,596    185,320 SH     185,320  --      --       --         185,320  --    --
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Chief Consolidated
 Mining Co.              Common    168628105       53,236    266,180 SH     266,180  --      --       --         266,180  --    --
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Coalcorp Mining Inc      Common    190135103      144,422     82,858 SH      82,858  --      --       --          82,858  --    --
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Coalcorp Mining Inc      Common    190135103            -     41,429 Warr-
                                                                     ants    41,429  --      --       --          41,429  --    --
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Colombia Goldfields      Common    195305107          339        452 SH         452  --      --       --             452  --    --
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Crystellex Intl          Common    22942F101      221,480    197,750 SH     197,750  --      --       --         197,750  --    --
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Delphi Finanicail
 Group Inc               Common    247131105   12,671,603    547,606 SH     547,606  --      --       --         547,606  --    --
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Dundee Precious
 Metals Inc              Common    265269209      704,314    107,350 SH     107,350  --      --       --         107,350  --    --
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Eplus Inc                Common    294268107      119,876      8,860 SH       8,860  --      --       --           8,860  --    --
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Excapsa Software Inc     Common    30066E107      647,730  3,263,125 SH   3,263,125  --      --       --       3,263,125  --    --
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Gold Hawk Res Inc        Common    38060Q109       29,877    226,000 SH     226,000  --      --       --         226,000  --    --
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Gold Reserve             Common    38068N108      111,870     62,150 SH      62,150  --      --       --          62,150  --    --
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Goldfield                Common    38059T106      142,945     11,300 SH      11,300  --      --       --          11,300  --    --
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Handelman Co.            Common    410252100      164,592     91,440 SH      91,440  --      --       --          91,440  --    --
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Heico Corp               Common
                         - Class A 422806208    1,515,911     57,032 SH      57,032  --      --       --          57,032  --    --
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Hollinger Inc            Common    43556C606        2,779     94,604 SH      94,604  --      --       --          94,604  --    --
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Isle Capri Casinos Inc.  Common    464592104      372,183     77,700 SH      77,700  --      --       --          77,700  --    --
------------------------------------------------------------------------------------------------------------------------------------
Jura Energy              Common    480272105        1,660      3,390 SH       3,390  --      --       --           3,390  --    --
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Liberty Homes Inc.       Common
                         - Class A 530582204       47,731     19,888 SH      19,888  --      --       --          19,888  --    --
------------------------------------------------------------------------------------------------------------------------------------
Liberty Homes Inc.       Common
                         - Class B 530582303       21,696      9,040 SH       9,040  --      --       --           9,040  --    --
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Limoneira Co             Common    532746104      124,300        452 SH         452  --      --       --             452  --    --
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LL&E Royalty Trust       Common    502003106      589,050    264,148 SH     264,148  --      --       --         264,148  --    --
------------------------------------------------------------------------------------------------------------------------------------
Loon Energy Inc          Common    543921100      745,828  1,269,400 SH   1,269,400  --      --       --       1,269,400  --    --
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Mcrae Industries         Common    582757209      161,892      8,994 SH       8,994  --      --       --           8,994  --    --
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MDU Communication
 Int'l Inc               Common    582828109      505,672  1,267,348 SH   1,267,348  --      --       --       1,267,348  --    --
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Medoro Resources Ltd     Common    58503R209       43,687    212,442 SH     212,442  --      --       --         212,442  --    --
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National Atlantic
 Holdings                Common    63253Y107    1,406,643    232,503 SH     232,503  --      --       --         232,503  --    --
------------------------------------------------------------------------------------------------------------------------------------
Nevsun Resources Ltd     Common    64156L101      471,387    226,000 SH     226,000  --      --       --         226,000  --    --
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Next Inc.                Common    65336T104       10,848     90,400 SH      90,400  --      --       --          90,400  --    --
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Oakwood Homes            Common    674098207           93     23,142 SH      23,142  --      --       --          23,142  --    --
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Orca Exploration Group
 Inc                     Common    B02QFX32 CA    418,273     50,850 SH      50,850  --      --       --          50,850  --    --
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Petrofalcon Corp         Common    716474101    1,291,730    775,950 SH     775,950  --      --       --         775,950  --    --
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Profound Energy Inc      Common    74318R102      664,505    141,373 SH     141,373  --      --       --         141,373  --    --
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Quanta Capital Holdings  Common    B0147K9 US   3,923,433  1,486,149 SH   1,486,149  --      --       --       1,486,149  --    --
------------------------------------------------------------------------------------------------------------------------------------
Security Cap Assurance
 Ltd.                    Common    B0147K9 US     242,399    835,860 SH     835,860  --      --       --         835,860  --    --
------------------------------------------------------------------------------------------------------------------------------------
Shermen WSC Acquisition  Common    824197115        7,087     50,624 Warr-
                                                                     ants    50,624  --      --       --          50,624  --    --
------------------------------------------------------------------------------------------------------------------------------------
Sielox                   Common    82620E107      118,343    622,856 SH     622,856  --      --       --         622,856  --    --
------------------------------------------------------------------------------------------------------------------------------------
Silk Road Resources      Common    827101106       40,736     83,200 SH      83,200  --      --       --          83,200  --    --
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Simon Worldwide Inc.     Common    828815100       36,158     90,396 SH      90,396  --      --       --          90,396  --    --
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Sunridge Gold Corp       Common    86769Q102      296,821    340,577 SH     340,577  --      --       --         340,577  --    --
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Transworld Corp          Common    89336R207      738,874    212,320 SH     212,320  --      --       --         212,320  --    --
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Truestar Petroleum Corp  Common    897867107        2,329     95,138 SH      95,138  --      --       --          95,138  --    --
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                                               34,262,037
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